Share-Based Payments (Details) - Schedule of list the inputs to the binomial model used for the plan - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule of list the inputs to the binomial model used for the plan [Abstract]
Weighted average fair values at the measurement date	1,552	1,481
Expected volatility (%)	67.99%	47.79%
Risk–free interest rate (%)	1.56%	1.56%
Expected life of share options (Years)	10 years	10 years
Strike Price (USD) (in Dollars)	$ 2,000	$ 2,000
Vested during the period	250	250
Value per warrant	1,552.19	764.8
Total value (in Dollars)	$ 388,048	$ 191,207